Long-term receivables and prepaid expenses	12 Months Ended
Jun. 30, 2026
Long-term receivables and prepaid expenses
Long-term receivables and prepaid expenses
17	Long-term receivables and prepaid expenses

	2026	2025
for the year ended 30 June	Rm	Rm
Total long-term receivables	3 937	3 635
Impairment of long-term receivables*	(75)	(83)
Short-term portion	(1 094)	(668)
	2 768	2 884
Long-term prepaid expenses¹	257	659
	3 025	3 543
Comprising:
Long-term receivables (interest-bearing) - joint operations	1 178	1 086
Long-term loans	1 590	1 798
	2 768	2 884
1	Includes non-cash movement of R358 million (2025: R145 million) related to an electricity supply contract at our Secunda Operations.

The majority of movements in long-term receivables are cash movements including loans granted of R1 188 million (2025: R431 million) and repayments of R576 million (2025: R511 million).

*	Impairment of long-term loans and receivables

Long-term loans and receivables are considered for impairment under the expected credit loss model. Refer to note 35.2 for detail on the impairments recognised.